Cost of sales - before impairment of non-current assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about cost of sales of non current assets [line Items]
Total Variable Costs	$ 32,699,443	$ 29,838,341	$ 26,567,933
Total Fixed Costs	12,272,917	11,346,038	10,340,392
Cost of sales	(44,972,360)	(41,184,379)	(36,908,325)
Varible Costs [Member]
Disclosure of detailed information about cost of sales of non current assets [line Items]
Imported products	12,639,710	11,809,529	11,637,419
Depreciation, amortization and depletion	5,523,306	5,064,518	5,765,186
Purchases of crude in association and concession	5,466,496	3,820,746	2,240,704
Purchases of hydrocarbons - ANH	5,437,177	5,667,567	4,338,576
Process materials	1,016,617	968,884	889,122
Electric energy	829,543	662,297	561,424
Hydrocarbon transport services	821,654	696,964	665,714
Taxes and economic rights	788,924	441,207	449,959
Purchases of other products and gas	584,507	632,509	488,056
Services contracted in associations	267,778	260,207	195,689
Others	(676,269)	(186,087)	(663,916)
Fixed Costs [Member]
Disclosure of detailed information about cost of sales of non current assets [line Items]
Hydrocarbon transport services	268,572	261,237	333,671
Services contracted in associations	1,211,510	1,040,221	1,008,336
Depreciation and amortization	2,781,446	2,555,176	2,366,849
Maintenance	2,497,002	2,260,984	2,038,970
Labor costs	2,316,567	2,105,803	1,815,213
Services contracted	1,841,009	1,796,354	1,414,056
Materials and operating supplies	574,678	565,601	468,205
Taxes and contributions	516,933	393,690	343,505
General costs	$ 265,200	$ 366,972	$ 551,587